SHARE BASED PAYMENT	12 Months Ended
Dec. 31, 2012
Employee Service Share Based Compensation Aggregate Disclosures [Abstract]
SHARE BASED PAYMENT

NOTE 39: SHARE BASED PAYMENT

At the Repeat General Meeting held on June 1, 2006, a new Group-wide stock option program was approved for the Bank's executive directors, executive management and personnel of the Group (Program B). The maximum number of new ordinary shares to be issued under Program B was set at 2.5 million and adjusted to 3.5 million as a consequence of the four to ten share capital increase in 2006. Program B was set to last five years and expired in 2011. Under the terms of Program B, the exercise price range was between EUR 5.0 and 70% of the average market price for the ordinary shares over a period starting on June 2, 2006 until the date at which such rights were first exercised.

At the Repeat General Meeting held on June 28, 2007, the shareholders of the Bank approved a new Group-wide stock option program for the Bank's executive directors, executive management and personnel of the Group (Program C). Program C is set to last eight years and expires in 2015. The stock options were to be granted up until 2010. The maximum number of new ordinary shares to be issued under Program C was originally set at 12.0 million and adjusted to approximately 12.5 million as a consequence of four for every hundred shares held issue as stock dividend, in accordance with the resolution passed at the repeat General Meeting held on May 15, 2008. The maximum number of options that could have been granted per year could not exceed 1% of the total number of ordinary shares outstanding. The strike price should be within the range of EUR 5.0 to 85% of the average market price of the ordinary shares within the time period from January 1 of the year the options are granted until October 31 of that same year. No stock options have been granted under this program.

All outstanding options of Program B would have been exercised between June 1, 2011 and June 10, 2011. After June 10, 2011, the unexercised options expired.

No new options were granted or vested in 2011 or 2012.

The total expense recognized during 2010, 2011 and 2012 amounted to EUR 10.5 million, NIL and NIL respectively.

On May 25, 2007, the Annual General Meeting of the Shareholders of the Bank approved the distribution to the staff of 350,000 bonus shares to derive from the Bank's share capital increase by EUR 1,750 thousand through capitalization of profits. For a period of three years following their issuance (up to October 6, 2010), such new ordinary shares may be transferred only pursuant to approval granted at the General Meeting. The total expense recognized during 2010, 2011 and 2012 amounted to EUR 1,847 thousand, NIL and NIL respectively.